Bank Loans and Notes Payable - Rollforward, Liabilities Arising from Financing Activities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 285,058	$ 252,940	$ 246,973
Cash Flows	(48,354)	5,973	1,146
Acquisitions / Disposal	51	28,114	1,540
New leases	20,698	10,686	7,871
Foreign exchange income (loss)	(18,107)	(9,390)	(123)
Other	(6,449)	11,513	7,863
Ending balance	232,897	285,058	252,940
Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(8,805)	(11,184)
Discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		330	(5)
Total Liabilities From Financing Activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	191,741	190,585	188,665
Cash Flows	(32,183)
Acquisitions / Disposal	3	6,181
New leases	0	0
Foreign exchange income (loss)	(16,216)	(9,034)	675
Other	(6,521)	(2,294)	104
Ending balance	136,824	191,741	190,585
Total Liabilities From Financing Activities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		6,303	1,141
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,893	7,580	19,430
Cash Flows	(1,526)
Acquisitions / Disposal	3	6,181
New leases	0	0
Foreign exchange income (loss)	(852)	(78)	(939)
Other	0	(375)	104
Ending balance	10,518	12,893	7,580
Bank loans | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		(415)	(11,015)
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	178,848	183,005	169,235
Cash Flows	(30,657)
Acquisitions / Disposal	0	0
New leases	0	0
Foreign exchange income (loss)	(15,364)	(8,957)	1,614
Other	(6,521)	(1,919)	0
Ending balance	126,306	178,848	183,005
Notes payable | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		6,718	12,156
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	93,317	62,355	58,308
Cash Flows	(16,171)
Acquisitions / Disposal	48	21,933	1,540
New leases	20,698	10,686	7,871
Foreign exchange income (loss)	(1,891)	(356)	(798)
Other	72	13,807	7,759
Ending balance	$ 96,073	93,317	62,355
Lease liabilities | Aggregate continuing and discontinued operations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash Flows		$ (15,108)	$ (12,325)